Fair Value Measurements - Plan's Investments (Details) - EBP 008 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total	$ 2,414,720,784	$ 2,123,242,938
Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total	299,979,822	590,018,991
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Total mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total	251,551,666	508,495,031
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Equity funds
EBP, Investment, Fair Value and NAV [Line Items]
Total	211,383,238	473,025,497
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Index funds – fixed income
EBP, Investment, Fair Value and NAV [Line Items]
Total	32,272,870	28,773,448
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Fixed income funds
EBP, Investment, Fair Value and NAV [Line Items]
Total	7,895,558	6,696,086
Fair Value, Inputs, Level 1, Level 2, and Level 3 | The Campbell's Company Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total	48,428,156	81,523,960
Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total	299,979,822	590,018,991
Fair Value, Inputs, Level 1 | Total mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total	251,551,666	508,495,031
Fair Value, Inputs, Level 1 | Equity funds
EBP, Investment, Fair Value and NAV [Line Items]
Total	211,383,238	473,025,497
Fair Value, Inputs, Level 1 | Index funds – fixed income
EBP, Investment, Fair Value and NAV [Line Items]
Total	32,272,870	28,773,448
Fair Value, Inputs, Level 1 | Fixed income funds
EBP, Investment, Fair Value and NAV [Line Items]
Total	7,895,558	6,696,086
Fair Value, Inputs, Level 1 | The Campbell's Company Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total	48,428,156	81,523,960
Fair Value, Inputs, Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total	0	0
Fair Value, Inputs, Level 2 | Total mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total	0	0
Fair Value, Inputs, Level 2 | Equity funds
EBP, Investment, Fair Value and NAV [Line Items]
Total	0	0
Fair Value, Inputs, Level 2 | Index funds – fixed income
EBP, Investment, Fair Value and NAV [Line Items]
Total	0	0
Fair Value, Inputs, Level 2 | Fixed income funds
EBP, Investment, Fair Value and NAV [Line Items]
Total	0	0
Fair Value, Inputs, Level 2 | The Campbell's Company Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total	0	0
Fair Value, Inputs, Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total	0	0
Fair Value, Inputs, Level 3 | Total mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total	0	0
Fair Value, Inputs, Level 3 | Equity funds
EBP, Investment, Fair Value and NAV [Line Items]
Total	0	0
Fair Value, Inputs, Level 3 | Index funds – fixed income
EBP, Investment, Fair Value and NAV [Line Items]
Total	0	0
Fair Value, Inputs, Level 3 | Fixed income funds
EBP, Investment, Fair Value and NAV [Line Items]
Total	0	0
Fair Value, Inputs, Level 3 | The Campbell's Company Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total	0	0
Measured at net asset value | Common Collective Trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total	$ 2,114,740,962	$ 1,533,223,947